Document And Entity Information	9 Months Ended
Sep. 30, 2012
Document and Entity Information [Abstract]
Entity Registrant Name	StealthGas Inc.
Document Type	6-K
Current Fiscal Year End Date	--12-31
Entity Common Stock, Shares Outstanding	20,627,329
Amendment Flag	false
Entity Central Index Key	0001328919
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Accelerated Filer
Entity Well-known Seasoned Issuer	No
Document Period End Date	Sep 30, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

Unaudited Condensed Consolidated Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 41,234,596	$ 43,539,303
Trade and other receivables	2,584,300	1,545,658
Claims receivable		516,403
Inventories	2,614,774	2,416,108
Advances and prepayments	509,286	628,623
Restricted cash	4,813,316	6,954,363
Vessel held for sale		921,285
Total current assets	51,756,272	56,521,743
Non current assets
Advances for vessels under construction and acquisitions	19,200,000	22,347,811
Vessels, net	641,968,871	613,832,973
Restricted cash	1,300,000	1,300,000
Deferred finance charges, net of accumulated amortization of $1,374,020 and $1,699,597	1,382,047	1,707,624
Total non current assets	663,850,918	639,188,408
Total assets	715,607,190	695,710,151
Current liabilities
Payable to related party	7,982,622	7,874,990
Trade accounts payable	6,918,475	6,453,807
Accrued liabilities	3,380,242	4,749,162
Customer deposits	275,000	275,000
Deferred income	2,531,866	2,789,186
Fair value of derivatives	1,026,410
Current portion of long-term debt	35,162,544	33,166,887
Current portion of long-term debt associated with vessel held for sale		791,823
Total current liabilities	57,277,159	56,100,855
Non current liabilities
Fair value of derivatives	5,913,326	9,401,798
Long-term debt	318,107,439	317,109,471
Total non current liabilities	324,020,765	326,511,269
Total liabilities	381,297,924	382,612,124
Capital stock
5,000,000 preferred shares authorized and zero outstanding with a par value of $0.01 per share	0	0
100,000,000 common shares authorized 21,104,881 shares issued and 20,552,568 shares outstanding with a par value of $0.01 per share	205,526	205,526
Additional paid-in capital	275,761,643	275,761,643
Retained earnings	58,257,549	37,058,140
Accumulated other comprehensive income	84,548	72,718
Total stockholders��� equity	334,309,266	313,098,027
Total liabilities and stockholders��� equity	$ 715,607,190	$ 695,710,151

Unaudited Condensed Consolidated Balance Sheets (Parentheticals) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Preferred Stock Par or Stated Value Per Share (in Dollars per share)	$ 0.01	$ 0.01
Preferred Stock Shares Authorized	5,000,000	5,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0
Common Stock Par or Stated Value Per Share (in Dollars per share)	$ 0.01	$ 0.01
Common Stock Shares Authorized	100,000,000	100,000,000
Common Stock Shares Issued	21,104,881	21,104,881
Common Stock Shares Outstanding	20,552,568	20,552,568

Unaudited Condensed Consolidated Statements of Income (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Revenues	$ 88,627,399	$ 89,396,439
Expenses
Voyage expenses	8,847,732	13,096,063
Vessels��� operating expenses	22,857,618	28,791,931
Dry-docking costs	2,045,656	2,575,799
Management fees	3,207,885	3,673,865
General and administrative expenses	2,151,866	1,973,265
Depreciation	21,442,465	20,589,001
Net loss/(gain) on sale of vessels	(1,372,409)	5,654,178
Total expenses	59,180,813	76,354,102
Income from operations	29,446,586	13,042,337
Other (expenses)/income
Interest and finance costs	(7,250,396)	(6,270,788)
Loss on derivatives	(1,153,309)	(2,760,836)
Interest income	169,844	38,732
Foreign exchange gain/(loss)	(13,316)	54,555
Other expenses, net	(8,247,177)	(8,938,337)
Net income	$ 21,199,409	$ 4,104,000
Earnings per share
- Basic (in Dollars per share)	$ 1.03	$ 0.2
- Diluted (in Dollars per share)	$ 1.03	$ 0.2
Weighted average number of shares
-Basic (in Shares)	20,552,568	21,029,322
-Diluted (in Shares)	20,552,568	21,029,322

Unaudited Condensed Consolidated Statements of Comprehensive Income (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Net Income	$ 21,199,409	$ 4,104,000
- Cash flow hedges:
Reclassification adjustment	11,830	369,045
Comprehensive Income	$ 21,211,239	$ 4,473,045

Unaudited Condensed Consolidated Statement of Changes in Stockholders��� Equity (USD $)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Income (Loss) [Member]	Total
Balance at Dec. 31, 2010	$ 211,042	$ 277,986,270	$ 28,508,349	$ (454,909)	$ 306,250,752
Balance (in Shares) at Dec. 31, 2010	21,104,214
Stock based compensation		4,071			4,071
Stock repurchase	(5,516)	(2,228,698)			(2,234,214)
Stock repurchase (in Shares)	(551,646)
Net income for the period			4,104,000		4,104,000
Other comprehensive income				369,045	369,045
Balance at Sep. 30, 2011	205,526	275,761,643	32,612,349	(85,864)	308,493,654
Balance (in Shares) at Sep. 30, 2011	20,552,568
Balance at Dec. 31, 2011	205,526	275,761,643	37,058,140	72,718	313,098,027
Balance (in Shares) at Dec. 31, 2011	20,552,568
Net income for the period			21,199,409		21,199,409
Other comprehensive income				11,830	11,830
Balance at Sep. 30, 2012	$ 205,526	$ 275,761,643	$ 58,257,549	$ 84,548	$ 334,309,266
Balance (in Shares) at Sep. 30, 2012	20,552,568

Unaudited Condensed Consolidated Statements of Cash Flows (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Cash flows from operating activities
Net income for the period	$ 21,199,409	$ 4,104,000
Adjustments to reconcile net income to net cash provided by operating activities
Depreciation	21,442,465	20,589,001
Amortization of deferred finance charges	325,577	314,959
Unrealized exchange differences	92,138	(7,176)
Share based compensation		4,071
Change in fair value of derivatives	(2,450,232)	2,678,441
Net loss/(gain) on sale of vessels	(1,372,409)	5,654,178
(Increase)/decrease in
Trade and other receivables	(1,038,642)	(329,414)
Claims receivable	(275,734)	(249,759)
Inventories	(198,666)	(1,277,795)
Advances and prepayments	119,337	339,982
Increase/(decrease) in
Payable to related party	107,632	(1,808,024)
Trade accounts payable	464,668	751,636
Accrued liabilities	(1,128,920)	277,055
Other current liability		(2,687,500)
Deferred income	(257,320)	(438,914)
Net cash provided by operating activities	37,029,303	27,914,741
Cash flows from investing activities
Insurance proceeds	792,137	323,980
Advances for vessels under construction and acquisitions	(62,513,765)	(51,073,881)
Proceeds from sale of vessels, net	18,136,907	25,001,033
Decrease in restricted cash account	2,141,047	250,000
Increase in restricted cash account		(1,210,093)
Net cash used in investing activities	(41,443,674)	(26,708,961)
Cash flows from financing activities
Stock repurchase		(2,234,214)
Deferred finance charges		(785,000)
Customer deposits received		275,000
Customer deposits paid		(285,000)
Loan repayment	(41,048,198)	(34,940,514)
Proceeds from long-term debt	43,250,000	49,400,000
Net cash provided by financing activities	2,201,802	11,430,272
Effect of exchange rate changes on cash	(92,138)	7,176
Net increase/(decrease) in cash and cash equivalents	(2,304,707)	12,643,228
Cash and cash equivalents at beginning of year	43,539,303	29,797,095
Cash and cash equivalents at end of period	$ 41,234,596	$ 42,440,323

Note 1 - Basis of Presentation and General Information	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]
1.     Basis of Presentation and General Information

The accompanying unaudited condensed consolidated financial statements include the accounts of StealthGas Inc. and its subsidiaries (collectively, the “Company”). StealthGas Inc. was formed under the laws of the Marshall Islands on December 22, 2004 and, as of September 30, 2012 owned a fleet of thirty three (33) liquefied petroleum gas (LPG) carriers, three medium range (M.R.) type product carriers and one Aframax tanker providing worldwide marine transportation services under long, medium or short-term charters. The Company’s vessels are managed by Stealth Maritime Corporation S.A. — Liberia (the “Manager”), a related party. The Manager is a company incorporated in Liberia and registered in Greece on May 17, 1999 under the provisions of law 89/1967, 378/1968 and article 25 of law 27/75 as amended by article 4 of law 2234/94. (See Note 3).

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States (“U.S. GAAP”) for interim financial information. Accordingly, they do not include all the information and notes required by U.S. GAAP for complete financial statements. These statements and the accompanying notes should be read in conjunction with the Company’s Annual Report on Form 20-F for the fiscal year ended December 31, 2011, filed with the U.S. Securities and Exchange Commission (the “SEC”) on April 30, 2012.

These unaudited condensed consolidated financial statements have been prepared on the same basis as the annual financial statements and, in the opinion of management, reflect all normal recurring adjustments considered necessary for a fair presentation of the Company’s financial position, results of operations and cash flows for the periods presented. Operating results for the nine-month period ended September 30, 2012, are not necessarily indicative of the results that might be expected for the fiscal year ending December 31, 2012.

Note 2 - Significant Accounting Policies	9 Months Ended
Sep. 30, 2012
Significant Accounting Policies [Text Block]
2.     Significant Accounting Policies

A discussion of the Company’s significant accounting policies can be found in the Company’s consolidated financial statements included in the Annual Report on Form 20-F for the fiscal year ended December 31, 2011, filed with SEC on April 30, 2012. There have been no material changes to these policies in the nine-month period ended September 30, 2012.

Note 3 -Transactions with Related Parties	9 Months Ended
Sep. 30, 2012
Related Party Transactions Disclosure [Text Block]
3.     Transactions with Related Parties

The Manager provides the vessels with a wide range of shipping services such as chartering, technical support and maintenance, insurance, consulting, financial and accounting services, for a fixed daily fee of $440 per vessel operating under a voyage or time charter or $125 per vessel operating under a bareboat charter and a brokerage commission of 1.25% on freight, hire and demurrage per vessel, effective after an amendment on January 1, 2007 to the Management Agreement. For the nine-month periods ended September 30, 2011 and 2012, total brokerage commissions of 1.25% amounted to $1,116,620 and $1,094,730, respectively, and were included in voyage expenses in the unaudited condensed consolidated statements of income. For the nine-month periods ended September 30, 2011 and 2012, the management fees were $3,673,865 and $3,207,885, respectively.

The Manager also acts as a sales and purchase broker of the Company in exchange for a commission fee equal to 1% of the gross sale or purchase price of vessels or companies. For the nine-month periods ended September 30, 2011 and 2012, commission fees of $621,745 and $634,479, respectively, were incurred and capitalized to the cost of the vessels. For the nine-month periods ended September 30, 2011 and 2012 the amounts of $258,500 and $192,000, respectively, were recognized as commission expenses relating to the sale of vessels and are included in the unaudited condensed consolidated statements of income under the caption “Net loss/(gain) on sale of vessels”.

The Manager has subcontracted the technical management of some of the vessels to two unaffiliated ship-management companies, Selandia Ship Management (“Selandia”) and Swan Shipping Corporation (“Swan”) and to one affiliated ship-management company, Brave Maritime Corp. S.A (“Brave”). These companies provide technical management to the Company’s vessels for a fixed annual fee per vessel.

In addition to management services, the Company reimburses the Manager for compensation of our Chief Executive Officer, our Chief Financial Officer, our Internal Auditor and our Deputy Chairman and Executive Director in the amounts of $869,086 and $1,220,548 for the nine-month periods ended September 30, 2011 and 2012, respectively, and are included in the unaudited condensed consolidated statements of income under the caption “General and administrative expenses”.

The current account balance with the Manager at December 31, 2011, and at September 30, 2012, was a liability of $7,874,990 and $7,982,622, respectively. The liability represents payments made by the Manager on behalf of the ship-owning companies.

The Company rents office space that is owned by an affiliated company of the Vafias Group. Rental expense for the nine-month periods ended September 30, 2011 and 2012, amounted to $44,253 and $56,994, respectively.

During the nine-month period ended September 30, 2012, two of the Company’s vessels were employed under time charters with Emihar Petroleum Inc, a related party. Revenue from related party amounted to $1,891,884 and is included in the unaudited condensed consolidated statements of income under the caption “Revenues”.

On August 22, 2012, the Company entered into separate memoranda of agreements with an affiliated company to acquire four LPG carriers under construction which were scheduled to be delivered during the year 2014. The aggregate purchase price of these vessels was $96,000,000. As provided by the memorandum of agreements, an advance payment of 20% of the aggregate purchase price was paid on September 28, 2012.

Note 4 - Inventories	9 Months Ended
Sep. 30, 2012
Inventory Disclosure [Text Block]
4.     Inventories

The amounts shown in the accompanying unaudited condensed consolidated balance sheets are analyzed as follows:

	December 31, 2011	September 30, 2012
Bunkers	1,325,541	1,182,874
Lubricants	1,090,567	1,431,900
Total	2,416,108	2,614,774

Note 5 - Advances for Vessels Under Construction and Acquisitions	9 Months Ended
Sep. 30, 2012
Advances For Vessels Under Construction And Acquisitions [Text Block]
5.     Advances for Vessels Under Construction and Acquisitions

For the nine-month period ended September 30, 2012, the movement of the account, advances for vessels under construction and acquisitions, was as follows:

Balance, December 31, 2011	22,347,811
Advances paid	61,632,106
Capitalized interest	160,439
Capitalized expenses	721,220
Vessels delivered (Note 6)	(65,661,576)
Balance, September 30, 2012	19,200,000

The amounts shown in the accompanying consolidated balance sheets as of December 31, 2011 and September 30, 2012 amounting to $22,347,811 and $19,200,000, mainly represent advance payments to a ship-builder for two LPG carriers under construction and to sellers for four new re-sale LPG carriers, respectively (see Note 3).

Note 6 - Vessels, Net and Vessels Held for Sale	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment Disclosure [Text Block]
6.     Vessels, net and Vessels Held for Sale

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2011	729,452,091	(115,619,118)	613,832,973
Additions / transfers from vessels under construction	65,661,576	—	65,661,576
Vessel disposal	(18,811,000)	2,727,787	(16,083,213)
Depreciation for the period	—	(21,442,465)	(21,442,465)
Balance, September 30, 2012	776,302,667	(134,333,796)	641,968,871

On December 16, 2011, the Company concluded a memorandum of agreement for the disposal of the vessel “Gas Tiny” to an unaffiliated third party for $2,400,000. As of December 31, 2011 this transaction met all the criteria for held for sale and hence the carrying value of the Gas Tiny which amounted to $921,285 is presented as Vessel held for Sale in the accompanying Balance Sheet. The vessel was delivered to her new owners on January 17, 2012.

During the nine-month period ended September 30, 2012, the Company completed construction of the vessels “Gas Husky” (formerly Hull “K425”) and “Gas Esco” (formerly Hull “K424”) for a total consideration of $65,661,576 and concluded a memorandum of agreement for the disposal of the vessel “Gas Kalogeros” to an unaffiliated third party for $16,800,000. The vessel was delivered to her new owners on May 4, 2012.

The Company realized an aggregate gain from the sale of vessels Gas Tiny and Gas Kalogeros of $1,372,409 which is included in the Company’s unaudited condensed consolidated statements of income.

Note 7 - Deferred Finance Charges	9 Months Ended
Sep. 30, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Table Text Block]
7.     Deferred Finance Charges

Gross deferred finance charges amounting to $3,081,644 as of both December 31, 2011 and September 30, 2012, represent fees paid to the lenders for obtaining the related loans, net of amortization. For the nine-month periods ended September 30, 2011 and 2012, the amortization of deferred financing charges amounted to $314,959 and $325,577, respectively, and is included in Interest and finance costs in the accompanying unaudited condensed consolidated statements of income.

Note 8 - Deferred Income	9 Months Ended
Sep. 30, 2012
Deferred Revenue Disclosure [Text Block]
8.     Deferred Income

The amounts shown in the accompanying unaudited condensed consolidated balance sheets amounting to $2,789,186 and $2,531,866 represent time charter revenues received in advance as of December 31, 2011 and September 30, 2012, respectively.

Note 9 - Customer Deposits	9 Months Ended
Sep. 30, 2012
Deposit Liabilities Disclosures [Text Block]
9.     Customer Deposits

On July 10, 2011, an amount of $275,000 was received from the charterer of the LPG carrier “Gas Marathon” as a guarantee which is equal to one-month hire. On January 10, 2012, the time charter was extended for twelve months. The above amount will be returned to the charterer at the end of the time charter.

Note 10 - Long-term Debt	9 Months Ended
Sep. 30, 2012
Debt Disclosure [Text Block]
10.     Long-term Debt

	December 31,	Movements		September 30,
	2011	Additions	Repayments	2012
BNP Paribas	27,297,823	—	(3,797,823)	23,500,000
DnB Nor Bank	90,766,455	—	(9,196,732)	81,569,723
Scotia Bank	34,600,514	—	(1,877,750)	32,722,764
Deutche Bank	29,375,000	—	(2,500,000)	26,875,000
National Bank of Greece	27,423,000	—	(969,500)	26,453,500
Emporiki Bank	24,285,502	—	(13,685,502)	10,600,000
DVB Bank	73,880,423	—	(4,360,623)	69,519,800
NIBC	19,589,464	—	(2,155,268)	17,434,196
EFG Eurobank	23,850,000	—	(1,380,000)	22,470,000
NORD/LB	—	43,250,000	(1,125,000)	42,125,000
Total	351,068,181	43,250,000	(41,048,198)	353,269,983
Disclosed as follows:
Current portion of long-term debt	33,166,887			35,162,544
Current portion of long-term debt associated with vessel held for sale	791,823			—
Long-term debt	317,109,471			318,107,439

On February 29, 2012, an amount of $791,823 was repaid on the Company’s facility with BNP Paribas from the proceeds of the sale of its vessel Gas Tiny (Note 6).

On May 10, 2012, an amount of $12,826,919 was repaid on the Company’s facility with Emporiki Bank from the proceeds of the sale of its vessel Gas Kalogeros (Note 6).

On January 12, 2012 the first tranche of the Company’s loan facility with NORD L/B amounting to $21,750,000 was drawn down in order to partially finance the acquisition of Gas Husky (formerly Hull “K425”).

On June 20, 2012 the second tranche of the Company’s loan facility with NORD L/B amounting to $21,500,000 was drawn down in order to partially finance the acquisition of Gas Esco (formerly Hull “K424”).

On September 6, 2012 the Company signed a commitment letter with the DVB Bank SE to partially finance the acquisition of four under construction LPG carriers, named “STX 5065”, “STX 5066”, “STX 5069” and “STX 5071”, in an amount equal to (i) the lesser of $67,200,000 or 70% of the fair market value of the vessels subject to the Minimum Employment Condition being met at the delivery date of each vessel or (ii) the lesser of $62,500,000 or 65% of the fair market value of the vessels if the Minimum Employment Condition will not be met at the delivery date of each vessel. The term loan will be drawn down in four tranches upon the delivery of each vessel. The total facility will be repayable, with the first installment commencing three months after the drawdown, in twenty eight consecutive quarterly installments plus a balloon payment payable together with the last installment.

The above term loans are secured by first priority mortgages over the vessels involved, plus the assignment of the vessels’ insurances, earnings and operating and retention accounts with the lenders, and the guarantee of ship-owning companies, as owners of the vessels. The term loans contain financial covenants requiring the Company to ensure that:

•	the aggregate market value of the mortgaged vessels at all times exceeds a certain percentage of the amounts outstanding as defined in the term loans,

•	the leverage of the Company defined as Total Debt net of Cash should not exceed 80% of total market value adjusted assets,

•	the Interest Coverage Ratio of the Company defined as EBITDA to interest expense to be at all times greater than to 2.5:1,

•	that at least 15% of the Company is to always be owned by members of the Vafias family,

•
the Company should maintain on a monthly basis a cash balance of a proportionate amount of the next installment and relevant interest plus a minimum aggregate cash balance of $1,300,000 in the earnings account with the relevant banks,

•	dividends paid by the borrower will not exceed 50% of the Company’s free cash flow in any rolling 12 month period.

The interest rates on the outstanding loans as of September 30, 2012 are based on Libor plus a margin which varies from 0.70% to 3.00%. The average interest rate (including the margin) on the outstanding loans for the nine-month period ended September 30, 2012 was 2.43%.

Bank loan interest expense for the above loans for the nine-month periods ended September 30, 2011 and 2012 amounted to $5,768,807 and $6,873,954, respectively. Of these amounts, for the nine-month periods ended September 30, 2011 and 2012, the amounts of $445,572 and $160,439, respectively, were capitalized to “Advances for vessels under construction and acquisitions”. Interest expense, net of interest capitalized, is included in interest and finance costs in the accompanying unaudited condensed consolidated statements of income.

As of September 30, 2012, the Company was in compliance with the original covenants or had waivers that supplemented the original covenants such that the Company was in compliance. With respect to one facility under which a total of $26,875,000 was outstanding as of September 30, 2012, the Company has obtained a waiver until June 30, 2013 reducing the required value-to-loan ratio from 125% to 110%. Value-to-loan ratio shortfalls do not constitute events of default that would automatically trigger the full repayment of the loan. Based on the loan agreements, upon receiving written notice of non-compliance from lenders, the Company can remedy value-to-loan shortfalls by providing additional collateral or repaying the amount of the shortfall. Management has the intention and the ability to cure the shortfall in the event that the Company is still not in compliance with this covenant upon the expiry of the existing waiver, and has not renegotiated the waiver, and therefore this loan, excluding the current portion of scheduled loan repayments, has not been classified as current liabilities on the Company’s unaudited condensed consolidated balance sheet.

There was no available undrawn amount under the Company’s loan facilities at September 30, 2012.

The annual principal payments to be made, for the ten loans, after September 30, 2012 are as follows:

September 30,	Amount
2013	35,162,544
2014	68,127,676
2015	32,568,126
2016	78,380,387
2017& thereafter	139,031,250
Total	353,269,983

Note 11 - Derivatives and Fair Value Disclosures	9 Months Ended
Sep. 30, 2012
Fair Value Disclosures [Text Block]
11.     Derivatives and Fair Value Disclosures

The Company uses interest rate swaps for the management of interest rate risk exposure. The interest rate swaps effectively convert a portion of the Company’s debt from a floating to a fixed rate. The Company is a party to six floating-to-fixed interest rate swaps with various major financial institutions covering notional amounts aggregating approximately $126,937,757 at September 30, 2012 pursuant to which it pays fixed rates ranging from 2.77% to 4.73% and receives floating rates based on the London Interbank Offered Rate (“LIBOR”) (approximately 0.50% at September 30, 2012). These agreements contain no leverage features and have maturity dates ranging from February 2013 to March 2016.

The Company did not have any derivative instruments that qualified for hedge accounting as of December 31, 2011 and September 30, 2012 and for the nine-month periods ended September 30, 2011 and September 30, 2012.

The following tables present information on the location and amounts of derivatives’ fair values reflected in the unaudited condensed consolidated balance sheet and with respect to gains and losses on derivative positions reflected in the unaudited condensed consolidated statements of income or in the unaudited condensed consolidated balance sheets, as a component of accumulated other comprehensive income/(loss).

Tabular disclosure of financial instruments is as follows:

		December 31, 2011	September 30, 2012
Derivatives not designated as hedging instruments	Balance Sheet Location	Liability Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Current liabilities - Fair value of derivatives	—	1,026,410
Interest Rate Swap Agreements	Non current liabilities - Fair value of derivatives	9,401,798	5,913,326
Total derivatives not designated as hedging instruments		9,401,798	6,939,736
Total derivatives		9,401,798	6,939,736

The effect of derivative instruments on the unaudited condensed consolidated statements of income for the nine- month periods ended September 30, 2011 and 2012 is as follows:

Derivatives not designated as hedging instruments		Nine-month periods ended September 30,
	Location of Gain / (Loss) Recognized	2011	2012
Interest Rate Swap - Reclassification from OCI	Loss on derivatives	(369,045)	(11,830)
Interest Rate Swap - Change in fair value	Loss on derivatives	931,949	2,462,062
Interest Rate Swap - Realized loss	Loss on derivatives	(4,318,849)	(3,603,541)
Foreign Currency Contract - Change in Fair Value	Loss on derivatives	(3,241,345)	—
Foreign Currency Contract - Realized gain	Loss on derivatives	4,236,454	—
Total loss on derivatives		(2,760,836)	(1,153,309)

During the nine-month periods ended September 30, 2011 and 2012, the losses transferred from other comprehensive income to the unaudited condensed consolidated statements of income were $369,045 and $11,830, respectively. The estimated net amount of existing gains at September 30, 2012, that will be reclassified into earnings within the next twelve months relating to previously designated cash flow hedges is $43,233.

Fair Value of Financial Instruments and Concentration of Credit Risk: Financial instruments, which potentially subject the Company to significant concentrations of credit risk, consist principally of trade accounts receivable, cash and cash equivalents, time deposits and derivative instruments. The Company limits its credit risk with respect to accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its trade accounts receivable. The Company places its cash and cash equivalents, time deposits and other investments with high credit quality financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions. The Company is exposed to credit risk in the event of non-performance by its counterparties to derivative instruments; however, the Company limits its exposure by transacting with counterparties with high credit ratings. The carrying values of cash, accounts receivable and accounts payable are reasonable estimates of their fair value due to the short term nature of these financial instruments. The fair value of long term bank loans bearing interest at variable interest rates approximates the recorded values. Additionally, the Company considers the creditworthiness of each counterparty when determining the fair value of the credit facilities. The Company’s interest rate swap agreements are recorded at fair value. The fair value of the interest rate swaps is determined using a discounted cash flow method based on market-based LIBOR swap yield curves. LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swap and therefore are considered Level 2 items.

Fair Value Disclosures: The Company has categorized assets and liabilities recorded at fair value based upon the fair value hierarchy specified by the guidance. The levels of fair value hierarchy are as follows:

Level 1: Quoted market prices in active markets for identical assets or liabilities.

Level 2: Observable market based inputs or unobservable inputs that are corroborated by market data.

Level 3: Unobservable inputs that are not corroborated by market data.

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of December 31, 2011:

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Interest Rate Swap Agreements	9,401,798	—	9,401,798
Total	9,401,798	—	9,401,798	—

The following table presents the fair values for assets and liabilities measured on a recurring basis categorized into a Level based upon the lowest level of significant input to the valuations as of September 30, 2012:

		Fair Value Measurements Using
Description	Fair Value as of September 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Interest Rate Swap Agreements	6,939,736	—	6,939,736
Total	6,939,736	—	6,939,736	—

Note 12 - Equity Compensation Plan	9 Months Ended
Sep. 30, 2012
Disclosure of Compensation Related Costs, Share-based Payments [Text Block]
12.     Equity Compensation Plan

During 2007, the Company’s board of directors adopted an Equity Compensation Plan (“the Plan”), under which the Company’s employees, directors or other persons or entities providing significant services to the Company or its subsidiaries are eligible to receive stock-based awards including restricted stock, restricted stock units, unrestricted stock, bonus stock, performance stock and stock appreciation rights. The Plan is administered by the Compensation Committee of the Company’s board of directors and the aggregate number of shares of common stock reserved under this plan cannot exceed 10% of the number of shares of Company’s common stock issued and outstanding at the time any award is granted. The Company’s Board of Directors may terminate the Plan at any time. As of September 30, 2012, a total of 250,005 restricted shares had been granted under the Plan since the first grant in the first quarter of 2007. As of December 31, 2011 and September 30, 2012, all of these shares had vested.

Note 13 - Earnings Per Share	9 Months Ended
Sep. 30, 2012
Earnings Per Share [Text Block]
13.     Earnings per share

Basic earnings per share is computed by dividing net income available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings per share give effect to all potentially dilutive securities. All of the Company’s shares (including non-vested restricted stock issued under the Plan) participate equally in dividend distributions and in undistributed earnings.

The Company applies the two-class method of computing earnings per share (EPS) as the unvested share-based payment awards that contain rights to receive non forfeitable dividends are participating securities. Dividends declared during the period for non-vested restricted stock as well as undistributed earnings allocated to non-vested stock are deducted from net income for the purpose of the computation of basic earnings per share in accordance with the two-class method. The denominator of the basic earnings per common share excludes any non-vested shares as such they are not considered outstanding until the time-based vesting restriction has elapsed.

For purposes of calculating diluted earnings per share, dividends declared during the period for non-vested restricted stock and undistributed earnings allocated to non-vested stock are not deducted from net income as reported since such calculation assumes non-vested restricted stock is fully vested from the grant date.

The Company calculates basic and diluted earnings per share as follows:

	Nine-month periods ended September 30,
	2011	2012
Numerator
Net income attributable to common shareholders, basic	4,104,000	21,199,409
Denominator
Basic and Diluted Weighted average shares - outstanding	21,029,322	20,552,568
Basic and Diluted earnings per share	0.20	1.03

Note 14 - Commitments and Contingencies	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Text Block]
14.     Commitments and Contingencies

•
From time to time the Company expects to be subject to legal proceedings and claims in the ordinary course of its business, principally personal injury and property casualty claims. Such claims, even if lacking merit, could result in the expenditure of significant financial and managerial resources. The Company is not aware of any such claims or contingent liabilities which should be disclosed, or for which a provision should be established in the accompanying unaudited condensed consolidated financial statements.

•
As described in Note 3 above, during the nine-month period ended September 30, 2012 the Company entered into separate memoranda of agreement to acquire four vessels under construction. As of September 30, 2012, the unpaid balance of the purchase price for these vessels was $96,000,000, net of $19,200,000 already advanced to the sellers.

•
Future minimum contractual charter revenue, based on vessels committed to non-cancellable, long-term time and bareboat charter contracts as of September 30, 2012, amount to $77,966,166 for the twelve months ending September 30, 2013, $54,449,200 for the twelve months ending September 30, 2014, $30,687,955 for the twelve months ending September 30, 2015, $14,602,350 for the twelve months ending September 30, 2016 and $3,867,250 for the twelve months ending September 30, 2017. These amounts do not include any assumed off-hire.

Note 15 - Subsequent Events	9 Months Ended
Sep. 30, 2012
Subsequent Events [Text Block]
15.     Subsequent Events

(a)
On November 22, 2012, the Company’s Board of Directors approved under the Company’s 2007 Equity Compensation Plan the granting of 74,761 restricted shares to the Company’s CEO, CFO, Executive and Non-Executive members of Board of Directors vesting on September 30, 2014.

Note 4 - Inventories (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Inventory, Current [Table Text Block]
	December 31, 2011	September 30, 2012
Bunkers	1,325,541	1,182,874
Lubricants	1,090,567	1,431,900
Total	2,416,108	2,614,774

Note 5 - Advances for Vessels Under Construction and Acquisitions (Tables)	9 Months Ended
Sep. 30, 2012
Advances for Vessels Under Construction and Acquisitions [Table Text Block]

Balance, December 31, 2011	22,347,811
Advances paid	61,632,106
Capitalized interest	160,439
Capitalized expenses	721,220
Vessels delivered (Note 6)	(65,661,576)
Balance, September 30, 2012	19,200,000

Note 6 - Vessels, Net and Vessels Held for Sale (Tables)	9 Months Ended
Sep. 30, 2012
Property, Plant and Equipment [Table Text Block]

	Vessel cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2011	729,452,091	(115,619,118)	613,832,973
Additions / transfers from vessels under construction	65,661,576	—	65,661,576
Vessel disposal	(18,811,000)	2,727,787	(16,083,213)
Depreciation for the period	—	(21,442,465)	(21,442,465)
Balance, September 30, 2012	776,302,667	(134,333,796)	641,968,871

Note 10 - Long-term Debt (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Debt [Table Text Block]
	December 31,	Movements		September 30,
	2011	Additions	Repayments	2012
BNP Paribas	27,297,823	—	(3,797,823)	23,500,000
DnB Nor Bank	90,766,455	—	(9,196,732)	81,569,723
Scotia Bank	34,600,514	—	(1,877,750)	32,722,764
Deutche Bank	29,375,000	—	(2,500,000)	26,875,000
National Bank of Greece	27,423,000	—	(969,500)	26,453,500
Emporiki Bank	24,285,502	—	(13,685,502)	10,600,000
DVB Bank	73,880,423	—	(4,360,623)	69,519,800
NIBC	19,589,464	—	(2,155,268)	17,434,196
EFG Eurobank	23,850,000	—	(1,380,000)	22,470,000
NORD/LB	—	43,250,000	(1,125,000)	42,125,000
Total	351,068,181	43,250,000	(41,048,198)	353,269,983
Disclosed as follows:
Current portion of long-term debt	33,166,887			35,162,544
Current portion of long-term debt associated with vessel held for sale	791,823			—
Long-term debt	317,109,471			318,107,439

Schedule of Maturities of Long-term Debt [Table Text Block]

September 30,	Amount
2013	35,162,544
2014	68,127,676
2015	32,568,126
2016	78,380,387
2017& thereafter	139,031,250
Total	353,269,983

Note 11 - Derivatives and Fair Value Disclosures (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value [Table Text Block]

		December 31, 2011	September 30, 2012
Derivatives not designated as hedging instruments	Balance Sheet Location	Liability Derivatives	Liability Derivatives
Interest Rate Swap Agreements	Current liabilities - Fair value of derivatives	—	1,026,410
Interest Rate Swap Agreements	Non current liabilities - Fair value of derivatives	9,401,798	5,913,326
Total derivatives not designated as hedging instruments		9,401,798	6,939,736
Total derivatives		9,401,798	6,939,736

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance [Table Text Block]

Derivatives not designated as hedging instruments		Nine-month periods ended September 30,
	Location of Gain / (Loss) Recognized	2011	2012
Interest Rate Swap - Reclassification from OCI	Loss on derivatives	(369,045)	(11,830)
Interest Rate Swap - Change in fair value	Loss on derivatives	931,949	2,462,062
Interest Rate Swap - Realized loss	Loss on derivatives	(4,318,849)	(3,603,541)
Foreign Currency Contract - Change in Fair Value	Loss on derivatives	(3,241,345)	—
Foreign Currency Contract - Realized gain	Loss on derivatives	4,236,454	—
Total loss on derivatives		(2,760,836)	(1,153,309)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]

		Fair Value Measurements Using
Description	Fair Value as of December 31, 2011	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Interest Rate Swap Agreements	9,401,798	—	9,401,798
Total	9,401,798	—	9,401,798	—

		Fair Value Measurements Using
Description	Fair Value as of September 30, 2012	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Liabilities
Interest Rate Swap Agreements	6,939,736	—	6,939,736
Total	6,939,736	—	6,939,736	—

Note 13 - Earnings Per Share (Tables)	9 Months Ended
Sep. 30, 2012
Schedule of Calculation of Numerator and Denominator in Earnings Per Share [Table Text Block]
	Nine-month periods ended September 30,
	2011	2012
Numerator
Net income attributable to common shareholders, basic	4,104,000	21,199,409
Denominator
Basic and Diluted Weighted average shares - outstanding	21,029,322	20,552,568
Basic and Diluted earnings per share	0.20	1.03

Note 3 -Transactions with Related Parties (Detail) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Management Fee Per Day Per Vessel	$ 440
Management Fee Per Day Per Vessel Under Bareboat Charter	125
Vessel Brokerage Commission Pecentage	1.25%
Vessel Brokerage Commission	1,094,730	1,116,620
Professional and Contract Services Expense	3,207,885	3,673,865
Sales and Purchase Broker Commission Fee Percentage	1.00%
Salesand Purchase Broker Commission Fee	634,479	621,745
General and Administrative Expense	2,151,866	1,973,265
Due to Related Parties, Current	7,982,622		7,874,990
Reimbursed Compensation Manager [Member]
General and Administrative Expense	1,220,548	869,086
Office Space Rent [Member]
Related Party Transaction, Amounts of Transaction	56,994	44,253
Emihar Petroleum Inc [Member]
Revenue from Related Parties	1,891,884
Affiliated Company [Member]
Vessel Purchase Price	96,000,000
Advances Percentage For Vessels Under Construction Acquisitions	20.00%
Commission Expenses [Member]
Net (gain) loss on sale of vessels	$ 192,000	$ 258,500

Note 4 - Inventories (Detail) - Inventory (USD $)	Sep. 30, 2012	Dec. 31, 2011
Bunkers	$ 1,182,874	$ 1,325,541
Lubricants	1,431,900	1,090,567
Total	$ 2,614,774	$ 2,416,108

Note 5 - Advances for Vessels Under Construction and Acquisitions (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011
	$ 19,200,000	$ 22,347,811

Note 5 - Advances for Vessels Under Construction and Acquisitions (Detail) - Advances for Vessels Under Construction and Acquisitions (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Balance, December 31, 2011	$ 22,347,811
Balance, September 30, 2012	19,200,000
Advances paid	61,632,106
Capitalized interest	160,439	445,572
Capitalized expenses	721,220
Vessels delivered (Note 6)	$ (65,661,576)

Note 6 - Vessels, Net and Vessels Held for Sale (Detail) (USD $)	Dec. 31, 2011	Dec. 31, 2011 Gas Tiny [Member]	Dec. 16, 2011 Gas Tiny [Member]	Sep. 30, 2012 Gas Husky and Gas Esco [Member]	May 04, 2012 Gas Kalogeros [Member]	Sep. 30, 2012 Gas Tiny and Gas Kalogeros [Member]
Significant Acquisitions and Disposals, Acquisition Costs or Sale Proceeds			$ 2,400,000	$ 65,661,576	$ 16,800,000
Assets Held-for-sale, Current	921,285	921,285
Significant Acquisitions and Disposals, Gain (Loss) on Sale or Disposal, Pretax						$ 1,372,409

Note 6 - Vessels, Net and Vessels Held for Sale (Detail) - Vessels, Net and Vessels Held for Sale (USD $)	Sep. 30, 2012	Dec. 31, 2011	Sep. 30, 2012 Vessel Cost [Member]	Sep. 30, 2012 Vessel Accumulated Depreciation [Member]	Sep. 30, 2012 Vessel Net Book Value [Member]
Balance, December 31, 2011			$ 729,452,091
Balance, December 31, 2011				(115,619,118)
Balance, December 31, 2011	641,968,871	613,832,973			613,832,973
Balance, September 30, 2012			776,302,667
Balance, September 30, 2012				(134,333,796)
Balance, September 30, 2012	641,968,871	613,832,973			641,968,871
Additions / transfers from vessels under construction			65,661,576		65,661,576
Additions / transfers from vessels under construction			65,661,576		65,661,576
Vessel disposal			(18,811,000)
Vessel disposal				2,727,787
Vessel disposal					(16,083,213)
Depreciation for the period				(21,442,465)
Depreciation for the period					$ (21,442,465)

Note 7 - Deferred Finance Charges (Detail) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011
Deferred Finance Costs, Gross	$ 3,081,644		$ 3,081,644
Amortization of Financing Costs	$ 325,577	$ 314,959

Note 8 - Deferred Income (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011
Deferred Revenue, Current	$ 2,531,866	$ 2,789,186

Note 9 - Customer Deposits (Detail) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Jul. 10, 2011 Gas Marathon [Member]
Customer Deposits, Current	$ 275,000	$ 275,000	$ 275,000

Note 10 - Long-term Debt (Detail) (USD $)	0 Months Ended	9 Months Ended			0 Months Ended			9 Months Ended	0 Months Ended	9 Months Ended		2 Months Ended	0 Months Ended		6 Months Ended
	Sep. 06, 2012	Sep. 30, 2012	Sep. 30, 2011	Sep. 06, 2012 Vafias Family [Member]	Sep. 06, 2012 Lesser of [Member] DVB Bank [Member] Condition Met At Delivery [Member]	Sep. 06, 2012 Lesser of [Member] DVB Bank [Member] Condition Not Being Met [Member]	Sep. 06, 2012 Not To Exceed [Member]	Sep. 30, 2012 Not To Exceed [Member]	Sep. 06, 2012 Greater Than [Member]	Sep. 30, 2012 Minimum [Member]	Sep. 30, 2012 Maximum [Member]	Feb. 29, 2012 BNP Paribas [Member]	May 10, 2012 Emporiki Bank [Member]	Jan. 12, 2012 NORD/LB [Member]	Jun. 20, 2012 NORD/LB [Member]
Repayments of Debt												$ 791,823	$ 12,826,919
Debt Instrument, Increase, Additional Borrowings		43,250,000			67,200,000	62,500,000								21,750,000	21,500,000
Percentage of Fair Market Value of Vessel Subject to the Minimum Employment Condition					70.00%	65.00%
Debt Instrument Number of Quarterly Installments	28 months
Percentage of Total Debt To Total Maket Value Adjusted Assets							80.00%
Line of Credit Facility, Covenant Terms									Interest Coverage Ratio of the Company defined as EBITDA to interest expense to be at all times greater than to 2.5:1
Equity Method Investment, Ownership Percentage				15.00%
Cash	1,300,000
Percentage of Dividends Paid To Free Cash Flow								50.00%
Debt Instrument, Basis Spread on Variable Rate										0.70%	3.00%
Debt, Weighted Average Interest Rate		2.43%
Interest Expense, Debt		6,873,954	5,768,807
Interest Costs Capitalized		160,439	445,572
Line of Credit Facility, Amount Outstanding		$ 26,875,000
Value to Loan Ratio										125.00%	110.00%

Note 10 - Long-term Debt (Detail) - Long-term Debt (USD $)	9 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Outstanding	$ 353,269,983	$ 351,068,181
Additions	43,250,000
Repayments	(41,048,198)
Current portion of long-term debt	35,162,544	33,166,887
Current portion of long-term debt associated with vessel held for sale		791,823
Long-term debt	318,107,439	317,109,471
BNP Paribas [Member]
Outstanding	23,500,000	27,297,823
Repayments	(3,797,823)
DuB Nor Bank [Member]
Outstanding	81,569,723	90,766,455
Repayments	(9,196,732)
Scotia Bank [Member]
Outstanding	32,722,764	34,600,514
Repayments	(1,877,750)
Deutche Bank [Member]
Outstanding	26,875,000	29,375,000
Repayments	(2,500,000)
National Bank of Greece [Member]
Outstanding	26,453,500	27,423,000
Repayments	(969,500)
Emporiki Bank [Member]
Outstanding	10,600,000	24,285,502
Repayments	(13,685,502)
DVB Bank [Member]
Outstanding	69,519,800	73,880,423
Repayments	(4,360,623)
NIBC [Member]
Outstanding	17,434,196	19,589,464
Repayments	(2,155,268)
EFG Eurobank [Member]
Outstanding	22,470,000	23,850,000
Repayments	(1,380,000)
NORD/LB [Member]
Outstanding	42,125,000
Additions	43,250,000
Repayments	$ (1,125,000)

Note 10 - Long-term Debt (Detail) - Principal Payments (USD $)	Sep. 30, 2012	Dec. 31, 2011
2013	$ 35,162,544
2014	68,127,676
2015	32,568,126
2016	78,380,387
2017& thereafter	139,031,250
Total	$ 353,269,983	$ 351,068,181

Note 11 - Derivatives and Fair Value Disclosures (Detail) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Derivative, Notional Amount (in Dollars)	$ 126,937,757
Derivative, Reference Rate LIBOR	0.50%
Derivative Instruments, Income Statement Location of Gain (Loss) Reclassified from Accumulated OCI	$11,830	$369,045
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months (in Dollars)	$ 43,233
Minimum [Member]
Interest Rate Swap, Fixed Rate	2.77%
Maximum [Member]
Interest Rate Swap, Fixed Rate	4.73%

Note 11 - Derivatives and Fair Value Disclosures (Detail) - Financial Instruments (USD $)	Sep. 30, 2012	Dec. 31, 2011
Interest Rate Swap Agreements	$ 1,026,410
Interest Rate Swap Agreements	5,913,326	9,401,798
Total derivatives not designated as hedging instruments	6,939,736	9,401,798
Total derivatives	6,939,736	9,401,798
Not Designated as Hedging Instrument [Member]
Interest Rate Swap Agreements	1,026,410
Interest Rate Swap Agreements	5,913,326	9,401,798
Total derivatives not designated as hedging instruments	6,939,736	9,401,798
Total derivatives	$ 6,939,736	$ 9,401,798

Note 11 - Derivatives and Fair Value Disclosures (Detail) - Effect of Derivative Instruments on the Statements of Income (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Total loss on derivatives	$ (1,153,309)	$ (2,760,836)
Other Comprehensive Income (Loss) [Member] | Interest Rate Swap [Member]
Interest Rate Swap - Reclassification from OCI	(11,830)	(369,045)
Interest Rate Swap - Change in fair value	2,462,062	931,949
Interest Rate Swap - Realized loss	(3,603,541)	(4,318,849)
Other Comprehensive Income (Loss) [Member] | Foreign Exchange Future [Member]
Foreign Currency Contract - Change in Fair Value		(3,241,345)
Foreign Currency Contract - Realized gain		$ 4,236,454

Note 11 - Derivatives and Fair Value Disclosures (Detail) - Fair Values for Assets and Liabilities Measured on a Recurring Basis (USD $)	Sep. 30, 2012	Dec. 31, 2011
Interest Rate Swap Agreements	$ 6,939,736	$ 9,401,798
Total	6,939,736	9,401,798
Fair Value, Inputs, Level 2 [Member]
Interest Rate Swap Agreements	6,939,736	9,401,798
Total	$ 6,939,736	$ 9,401,798

Note 12 - Equity Compensation Plan (Detail) (The Plan [Member])	9 Months Ended
Sep. 30, 2012
The Plan [Member]
Common Stock Reserved Percentage	10.00%
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period (in Shares)	250,005

Note 13 - Earnings Per Share (Detail) - Earnings Per Share Calculation (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Numerator
Net income attributable to common shareholders, basic (in Dollars)	$ 21,199,409	$ 4,104,000
Denominator
Basic and Diluted Weighted average shares - outstanding	20,552,568	21,029,322
Basic and Diluted earnings per share (in Dollars per share)	$ 1.03	$ 0.2

Note 14 - Commitments and Contingencies (Detail) (USD $)	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2012
Number of Vessels Under Construction						4
Purchase Commitment, Remaining Minimum Amount Committed						$ 96,000,000
Significant Purchase Commitment Amount Advanced						19,200,000
Contractual Charter Revenue	$ 3,867,250	$ 14,602,350	$ 30,687,955	$ 54,449,200	$ 77,966,166

Note 15 - Subsequent Events (Detail)	3 Months Ended
Dec. 31, 2012
Stock Issued During Period, Shares, Restricted Stock Award, Gross	74,761